Details to the consolidated statements of cash flows (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [line items]
Income taxes paid (refund)	$ 409	$ 391	$ 1,144	$ 987
Income taxes paid (refund), classified as operating activities	$ 409	303	$ 1,144	899
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities		$ 88		$ 88